Gain (loss) attaching to corporate transactions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Gain (loss) attaching to corporate transactions
Gain arising on reinsurance of Jackson's in-force fixed and fixed indexed annuity business	$ 846
Gain on disposals		$ 270
Other transactions		(253)
Total gain (loss) attaching to corporate transactions	846	$ 17
ICICI Prudential Life Insurance Company Limited
Gain (loss) attaching to corporate transactions
Percentage of stake sold		4.00%
US insurance operations | Athene Life Re Ltd | In-force fixed and fixed indexed annuity
Gain (loss) attaching to corporate transactions
Value of reinsured portfolio	27,600
Premium paid, net of ceding commission	28,900
Reduction in shareholder's equity for reinsurance transaction	$ 1,100